Euclidean Fundamental Value ETF
Schedule of Investments
June 30, 2023

Shares		Value
COMMON STOCKS - 99.6%
Marshall Islands - 2.5%
40,798	Eagle Bulk Shipping, Inc. ADR	$1,959,936
129,020	Genco Shipping & Trading Ltd. ADR	1,810,151
		3,770,087
United States - 97.1%
47,807	AdvanSix, Inc.	1,672,289
44,148	Allison Transmission Holdings, Inc.	2,492,596
13,480	Alpha Metallurgical Resources, Inc.	2,215,573
52,857	APA Corp.	1,806,124
19,926	ArcBest Corp.	1,968,689
15,939	Arch Resources, Inc.	1,797,282
14,221	Arrow Electronics, Inc. (a)	2,036,874
17,980	Atkore, Inc. (a)	2,803,801
13,523	AutoNation, Inc. (a)	2,226,021
20,936	Barrett Business Services, Inc.	1,825,619
29,775	Boise Cascade Co.	2,690,171
68,759	Buckle, Inc.	2,379,061
18,445	Builders FirstSource, Inc. (a)	2,508,520
36,108	Cal-Maine Foods, Inc.	1,624,860
7,035	Cavco Industries, Inc. (a)	2,075,325
27,977	CF Industries Holdings, Inc.	1,942,163
29,167	Civitas Resources, Inc.	2,023,315
184,201	Comstock Resources, Inc.	2,136,732
54,157	Covenant Logistics Group, Inc.	2,373,701
6,737	Dillard’s, Inc. - Class A	2,198,148
16,024	D.R. Horton, Inc.	1,949,961
12,858	Encore Wire Corp.	2,390,688
106,162	Ennis, Inc.	2,163,582
74,800	Ethan Allen Interiors, Inc.	2,115,344
55,491	Fox Corp. - Class A	1,886,694
480,967	GrafTech International Ltd.	2,424,074
7,926	Group 1 Automotive, Inc.	2,045,701
75,697	Heidrick & Struggles International, Inc.	2,003,700
23,624	Ingles Markets, Inc. - Class A	1,952,524
70,189	Insteel Industries, Inc.	2,184,282
3,593	InterDigital, Inc.	346,904
18,407	Ironwood Pharmaceuticals, Inc. (a)	195,850
41,930	Korn Ferry	2,077,212
17,393	Lennar Corp. - Class A	2,179,517
32,850	Louisiana-Pacific Corp.	2,463,093
39,874	Malibu Boats, Inc. - Class A (a)	2,339,009
79,610	MasterCraft Boat Holdings, Inc. (a)	2,440,047
30,313	Matson, Inc.	2,356,229
18,452	Meritage Homes Corp.	2,625,166
44,976	Mosaic Co.	1,574,160
28,472	Mueller Industries, Inc.	2,485,036
15,685	Nucor Corp.	2,572,026
375	NVR, Inc. (a)	2,381,483
32,222	Occidental Petroleum Corp.	1,894,654
33,255	Olin Corp.	1,708,974

Euclidean Fundamental Value ETF
Schedule of Investments (Continued)
June 30, 2023

Shares		Value
59,461	Ovintiv, Inc.	$2,263,680
17,752	Owens Corning	2,316,636
56,009	PBF Energy, Inc. - Class A	2,293,008
174,547	Perdoceo Education Corp. (a)	2,141,692
54,043	Pfizer, Inc.	1,982,297
100,319	Photronics, Inc. (a)	2,587,227
13,043	Preformed Line Products Co.	2,036,012
28,694	PulteGroup, Inc.	2,228,950
85,173	Quanex Building Products Corp.	2,286,895
114,053	Resources Connection, Inc.	1,791,773
2,030	Robert Half International, Inc.	152,697
32,204	Sanmina Corp. (a)	1,940,935
32,202	Skyline Champion Corp. (a)	2,107,621
73,528	SM Energy Co.	2,325,691
400,770	Southwestern Energy Co. (a)	2,408,628
20,393	Steel Dynamics, Inc.	2,221,409
115,585	TEGNA, Inc.	1,877,100
1,855	Thor Industries, Inc.	191,993
87,170	United States Steel Corp.	2,180,122
17,175	Valero Energy Corp.	2,014,628
15,608	Viatris, Inc.	155,768
73,306	Vishay Intertechnology, Inc.	2,155,196
78,953	Vista Outdoor, Inc. (a)	2,184,630
53,416	Warrior Met Coal, Inc.	2,080,553
16,440	Westlake Corp.	1,964,087
1,274	Williams-Sonoma, Inc.	159,428
35,929	Winnebago Industries, Inc.	2,396,105
		143,997,535
	TOTAL COMMON STOCKS (Cost $133,556,915)	147,767,622

MONEY MARKET FUNDS - 0.4%
571,001	First American Government Obligations Fund - Class X, 5.01% (b)	571,001
	TOTAL MONEY MARKET FUNDS (Cost $571,001)	571,001

	TOTAL INVESTMENTS (Cost $134,127,916) - 100.0%	148,338,623
	Other Liabilities in Excess of Assets - (0.0%) (c)	(58,315)
	TOTAL NET ASSETS - 100.0%	$148,280,308

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	Non-income producing security.

(b)	Rate shown is the 7-day effective yield.

(c)	Represents less than 0.05% of net assets.

EUCLIDEAN FUNDAMENTAL VALUE ETF

SIGNIFICANT ACCOUNTING POLICIES

Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Securities for which quotations are not readily available are valued by a committee established by the Trust’s Board of Trustees (the “Board”) in accordance with procedures established by the Board. This “fair valuation” process is designed to value the subject security at the price the Trust would reasonably expect to receive upon its current sale. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of “fair value” pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of June 30, 2023, the Fund did not hold any securities valued by an investment committee.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

EUCLIDEAN FUNDAMENTAL VALUE ETF

The following is a summary of the fair value classification of the Fund’s investments as of June 30, 2023:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Morgan Dempsey Large Cap Value ETF
Assets*
Common Stocks	$147,767,622	$-	$-	$147,767,622
Money Market Funds	571,001	-	-	571,001
Total Investments in Securities	$148,338,623	$-	$-	$148,338,623

*	For further detail on each asset class, see the Schedule of Investments

During the fiscal period ended June 30, 2023, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

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